Property and Equipment	3 Months Ended	12 Months Ended
	Apr. 30, 2023	Jan. 31, 2023
Property and Equipment [Abstract]
PROPERTY AND EQUIPMENT
3.	PROPERTY AND EQUIPMENT

	April 30,	January 31,
	2023	2023
Lab equipment	$144,585	$144,585
Machinery and equipment	1,243,252	1,240,628
Furniture and fixtures	19,643	19,643
	1,407,480	1,404,856
Less: Accumulated depreciation	(554,035)	(507,121)
Net Property and Equipment	$853,445	$897,735

Depreciation expenses amounted to $46,914 and $45,021 for the three months ended April 30, 2023, and 2022, respectively. During the three months ended April 30, 2023, and 2022, depreciation expenses of $36,179 and $27,693, respectively, have been allocated to cost of goods sold.

3.	PROPERTY AND EQUIPMENT

	January 31,
	2023	2022
Lab equipment	$144,585	$144,585
Machinery and equipment	1,240,628	1,138,530
Furniture and fixtures	19,643	19,643
	1,404,856	1,302,758
Less: Accumulated depreciation	(507,121)	(323,461)
Net Property and Equipment	$897,735	$979,297

Depreciation expense amounted to $183,660 and $178,924 for the years ended January 31, 2023 and 2022, respectively. During the years ended January 31, 2023 and 2022, depreciation expenses of $139,689 and $113,000, respectively, have been allocated to cost of goods sold.